ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Impact of Transitional Adjustments on the Group's Loss Allowances - Accumulated impairment [member] - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Impact of Transitional Adjustments on the Group's Loss Allowances [Line Items]
Loans and advances to banks	£ 1
Loans and advances to customers	3,223
Debt securities	26
Other	10
	3,260
Provisions for undrawn commitments and financial guarantees	273
Total loss allowance	3,533
Increase (decrease) due to application of IFRS 9 related to impairment [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Impact of Transitional Adjustments on the Group's Loss Allowances [Line Items]
Loans and advances to banks	1
Loans and advances to customers	1,022
Other	10
	1,033
Provisions for undrawn commitments and financial guarantees	243
Total loss allowance	1,276
Previously stated [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Impact of Transitional Adjustments on the Group's Loss Allowances [Line Items]
Loans and advances to customers	2,201
Debt securities	26
	2,227	£ 2,488
Provisions for undrawn commitments and financial guarantees	30
Total loss allowance	£ 2,257